Assets held for sale	12 Months Ended
Dec. 31, 2020
Disclosure Of Assets Held For Sale [Abstract]
Assets held for sale

5. Assets held for sale

In March 2020, the Company decided to focus its efforts and resources on the pharmaceutical business and initiated the process to sell its Cobourg facility and exit the medical cannabis industry. The Company expects that the sale of the facility will be completed within the next twelve months and is actively marketing the facility for sale.

Assets held for sale consists of the Cobourg facility. It is anticipated that no liabilities of the Company will be transferred as part of any proposed transaction. Results of operations related to the Cobourg facility are reported as discontinued operations for the years ended December 31, 2020 and 2019.

In accordance with IFRS 5 - Non-current Assets Held for Sale and Discontinued Operations, the assets held for sale were assessed for impairment based on fair value less costs to sell. The fair value was measured using the price at which the Company expects to receive for the disposal of the Cobourg facility in its current state less estimates for the costs of disposal. The fair value less costs to sell was higher than the carrying value of the Cobourg Facility resulting in recognition of the resulting group at carrying value.

Assets held for sale as at December 31, 2020 consisted of the following:

$
Property and plant	8,610,504

During the year ended December 31, 2020, the Company sold equipment for proceeds of $36,616 resulting in a loss on sale of $100,337. As part of the sale of equipment the Company also sold all remaining inventory for $1 and recognized a loss on sale of inventory of $197,436 during the year ended December 31, 2020. As FV Pharma surrendered its cannabis license in September 2020, the Company determined that the carrying value of the remaining equipment was not recoverable resulting in recognition of impairment loss of $387,474 for the year ended December 31, 2020.

Net loss and comprehensive loss from discontinued operations for the year ended December 31, 2020 and 2019 is comprised of the following:

		For the year ended December 31,
	Notes	2020	2019
		$	$

Revenue		14,514	193,416

Cost of revenue		1,032,010	1,473,839
Gross loss before fair value adjustments		(1,017,496)	(1,280,423)
Fair value adjustments on inventory sold		(945)	16,738
Unrealized loss on changes in fair value of biological assets		166,886	513,625
Gross loss		(1,183,437)	(1,810,786)

Expenses
General and administrative	16	1,665,541	2,735,286
Depreciation and amortization		90,340	424,199
Impairment of property, plant and equipment		387,474	132,273
Total operating expenses		2,143,355	3,291,758

Loss from discontinued operations		(3,326,792)	(5,102,544)

Other income		(79,568)	(53,987)
Loss on sale of equipment		100,337	—
Net loss from discontinued operations		(3,347,561)	(5,048,557)

Cash flows from discontinued operations for the year ended December 31, 2020 and 2019 are comprised of the following:

	2020	2019
	$	$
Operating activities
Net loss from discontinued operations	(3,347,561)	(5,048,557)
Add (deduct) items not affecting cash
Depreciation and amortization	108,209	424,199
Change in fair value adjustments on inventory sold	(945)	16,738
Impairment of inventory	534,814	—
Impairment of property, plant and equipment	387,474	—
Change in fair value of biological assets	166,886	513,625
Loss on disposal of inventory	197,436	—
Loss on sale of equipment	100,337	—
Changes in non-cash working capital balances
Trade and other receivables	960,778	(423,945)
Prepaid expenses and deposits	279,870	54,226
Inventories	(21,932)	(709,373)
Biological assets	(166,886)	(513,625)
Trade and other payables	63,861	(895,286)
Cash used in operating activities	(737,659)	(6,581,998)

Investing activities
Purchase of property, plant and equipment	—	(401,817)
Proceeds from sale of equipment	36,616	—
Cash provided by (used in) investing activities	36,616	(401,817)